EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFIT PLANS
Schedule of amounts recognized in the consolidated balance sheets

	As of December 31,
	2022	2023
Salary and welfare payables	10	12
Retirement benefit obligation	110	124
Liability in the balance sheet	120	136